UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2015

Date of reporting period: July 31, 2014

Item 1.    Schedule of Investments

LocalShares Investment Trust
Nashville Area ETF
Schedule of Investments
July 31, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 95.5%
Consumer Discretionary — 22.4%
Cracker Barrel Old Country Store	3,400	$329,664
Dollar General*	6,900	381,087
Genesco*	4,500	343,215
Kirkland's*	14,000	263,340
Tractor Supply	4,200	261,114
		1,578,420
Energy — 4.2%
Delek US Holdings	10,200	298,044

Financials — 18.1%
Corrections Corp of America‡	10,100	325,422
Healthcare Realty Trust‡	8,400	207,480
National Health Investors‡	3,050	182,360
Pinnacle Financial Partners	5,800	214,600
Ryman Hospitality Properties‡	7,200	343,800
		1,273,662
Health Care — 34.7%
Acadia Healthcare*	5,200	247,832
Amsurg, Cl A*	10,000	477,600
Brookdale Senior Living, Cl A*	11,400	395,010
Community Health Systems*	5,500	262,350
Cumberland Pharmaceuticals*	11,900	55,216
HCA Holdings*	6,500	424,515
Healthways*	7,400	127,946
LifePoint Hospitals*	6,300	451,836
		2,442,305
Industrials — 3.9%
CLARCOR	4,700	278,757

Materials — 9.6%
Louisiana-Pacific*	20,500	277,570
Noranda Aluminum Holding	89,700	396,474
		674,044
Technology — 2.6%
HealthStream*	7,400	184,704

Total Common Stock
(Cost $5,993,579)		6,729,936

Total Investments - 95.5%
(Cost $5,993,579)†		$6,729,936

Percentages are based on Net Assets of $7,047,085
*	Non-income producing security.
‡	Real Estate Investment Trust
Cl — Class

†
At July 31, 2014, the tax basis cost of the Fund's investments was $5,993,579, and the unrealized appreciation and depreciation were $853,285 and $(116,928) respectively.

As of July 31, 2014, all of the Fund's investments were considered level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the quarter ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2014, there were no level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

SPR-QH-001-0300

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.     Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 26, 2014

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: September 26, 2014